UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - THIRD
QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2006

[LOGO OF USAA]
    USAA(R)
                              USAA GROWTH and
                                TAX STRATEGY Fund

                            [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

                                                                               1
 P O R T F O L I O
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                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON             FINAL       VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (55.9%)
             TAX-EXEMPT BONDS (55.1%)

             ARIZONA (2.9%)
  $ 3,000    Maricopa County School District GO (INS)                                  5.00%        7/01/2017     $ 3,296
    2,250    Univ. Medical Center Corp. Hospital RB, Series 2005                       5.00         7/01/2035       2,283

             ARKANSAS (1.4%)
    2,500    Conway Health Facilities Board Hospital RB, Series 1999A                  6.40         8/01/2029       2,681

             CALIFORNIA (1.2%)
    1,000    Public Works Board RB (MLO), Series 2004F                                 5.00        11/01/2029       1,043
    4,435    West Contra Costa USD GO, Series D (INS)                                  5.05(a)      8/01/2034       1,207

             CONNECTICUT (3.2%)
    6,000    Mashantucket (Western) Pequot Tribe RB, Series 1997B(b)                   5.75         9/01/2027       6,189

             GEORGIA (2.5%)
    4,500    Atlanta Airport RB, Series 2000A (INS)(PRE)                               5.60         1/01/2030       4,877

             HAWAII(0.6%)
    1,000    State GO, Series 2003DA (INS)                                             5.25         9/01/2019       1,089

             INDIANA (0.5%)
    1,000    Health and Educational Facility Auth. RB, Series 2006A                    5.00         2/15/2039       1,013

             LOUISIANA (0.7%)
    1,225    Local Government Environmental Facilities and Community Development
                Auth. RB, Series 2000 (INS)                                            6.55         9/01/2025       1,363

             MAINE (1.7%)
    3,000    Health and Higher Educational Facilities Auth. RB, Series 2000C (INS)     5.75         7/01/2030       3,271

             MASSACHUSETTS(1.3%)
    2,455    Water Pollution Abatement Trust RB, Series 11                             4.50         8/01/2035       2,460

             MICHIGAN (5.9%)
    4,000    Detroit Sewage Disposal RB, Series 1999A (INS)(PRE)                       5.75         7/01/2026       4,354
    4,000    Hospital Finance Auth. RB, Series 1996                                    6.25        10/01/2027       4,081
    3,000    Hospital Finance Auth. RB, Series 2005 (INS)                              5.00        11/15/2026       3,156

             MISSOURI (0.8%)
    1,500    Health and Educational Facility Auth. RB, Series 2005A                    5.38         2/01/2035       1,556

             MONTANA (0.5%)
    1,000    Facility Finance Auth. RB, Series 2002 (Providence Services) (INS)        4.75        12/01/2021       1,033

             NEW JERSEY (0.5%)
    1,000    Middlesex County Improvement Auth. RB, Series 2004A                       5.00         8/15/2023       1,040

             NEW YORK (12.0%)
    3,000    Dormitory Auth. RB (INS)                                                  4.80         8/15/2025       3,092
    1,000    Dormitory Auth. RB, Mortgage Hospital Special Surgery (INS)               4.50         8/15/2025       1,013

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                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON             FINAL       VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------

  $ 2,000    Housing Finance Agency RB, Series 2005A (INS)                             5.00%        9/15/2034     $ 2,095
    4,000    Metropolitan Transportation Auth. RB, Series 2000A (PRE)                  6.00         4/01/2030       4,387
    3,000    Metropolitan Transportation Auth. RB, Series F                            5.00        11/15/2030       3,135
             New York City GO,
    2,395      Series 2000A (PRE)                                                      6.00         5/15/2020       2,653
      295      Series 2000A                                                            6.00         5/15/2020         322
    1,500    New York City Housing Development Corp. RB,
               Series 2005A (Capital Funding Project) (INS)                            5.00         7/01/2025       1,589
    1,000    New York City IDA Civic Facility RB,
               Series 2005B-2 (Ethical Culture School) (INS)                           4.50         6/01/2035       1,003
    3,000    New York City Municipal Water Finance Auth. RB, Series 2005D              5.00         6/15/2037       3,151
    1,000    State Environmental Facilities Corp. RB, Series 2004E                     5.00         6/15/2025       1,063

             NORTH CAROLINA (0.8%)
    1,500    Charlotte Mecklenberg Hospital Auth. RB, Series A                         4.88         1/15/2032       1,523

             OHIO (1.9%)
    1,000    Municipal Electric Generation Agency RB, Joint Venture 5 (INS)            5.00         2/15/2023       1,057
    2,470    State Univ. General Receipt Bonds, Series 2003B                           5.25         6/01/2017       2,686

             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp. SFH RB, Series 15-A                    6.85        10/01/2024         205

             TEXAS (11.6%)
    4,000    Houston Utility Systems RB, Series 2004A (INS)                            5.13         5/15/2028       4,231
    5,675    Lewisville RB, Series 1998B (INS)                                         5.80         9/01/2025       6,508
   27,940    Northwest ISD GO (NBGA)(PRE)                                              6.38(a)      8/15/2032       5,686
    2,330    Northwest ISD GO (NBGA)                                                   6.38(a)      8/15/2032         465
    2,000    Pflugerville GO, Series 2003A (INS)                                       5.00         8/01/2028       2,089
    3,420    San Antonio Water System RB, Series 2002A (INS)                           5.50         5/15/2018       3,730

             WASHINGTON (1.3%)
    1,500    Economic Development Finance Auth. RB (MLO)(INS)                          5.00         6/01/2038       1,565
    1,000    Vancouver Downtown Redevelopment Auth. RB, Series 2003A (INS)             5.00         1/01/2023       1,024

             WISCONSIN (3.7%)
      500    Muskego Norway School District GO (INS)(PRE)                              5.00         4/01/2022         538
    6,030    Univ. of Wisconsin Hospitals and Clinics Auth. RB,
               Series 2000 (INS)(PRE)                                                  6.13         4/01/2021       6,666
                                                                                                                ---------
             Total tax-exempt bonds (cost: $100,462)                                                              107,468
                                                                                                                ---------
             TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.8%)
             VARIABLE-RATE DEMAND NOTES (0.6%)(c)
             ------------------------------------
             CALIFORNIA(0.5%)
      200    State Financing Auth. PCRB, Series 1996C (LOC-JPMorgan Chase Bank, N.A.)  2.97        11/01/2026         200
      800    Statewide Communities Development Auth. RB,
               Series 2001A (LOC - U.S. Bank, N.A.)                                    2.96        10/31/2031         800

             NEW YORK (0.1%)
      100    Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
               (LOC - Landesbank Hessen-Thuringen)                                     3.01         7/01/2023         100

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                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.2%)
             -------------------------
   381,254   SSgA Tax Free Money Market Fund, 2.65%(d)                            $     381
                                                                                  ---------
             Total tax-exempt money market instruments (cost: $1,481)                 1,481
                                                                                  ---------
             Total tax-exempt securities (cost: $101,943)                           108,949
                                                                                  ---------

             BLUE CHIP STOCKS (43.3%)
             Advertising (0.0%)(e)
     3,925   Interpublic Group of Companies, Inc.*                                       41
                                                                                  ---------
             AEROSPACE & DEFENSE (1.1%)
     6,400   Boeing Co.                                                                 465
     1,800   General Dynamics Corp.                                                     222
     1,100   Goodrich Corp.                                                              46
     5,200   Honeywell International, Inc.                                              213
       700   L-3 Communications Holdings, Inc.                                           58
     3,100   Lockheed Martin Corp.                                                      226
     3,100   Northrop Grumman Corp.                                                     199
     4,075   Raytheon Co.                                                               177
     1,500   Rockwell Collins, Inc.                                                      80
     8,900   United Technologies Corp.                                                  520
                                                                                  ---------
                                                                                      2,206
                                                                                  ---------
             AGRICULTURAL PRODUCTS (0.1%)
     5,800   Archer-Daniels-Midland Co.                                                 184
                                                                                  ---------
             AIR FREIGHT & LOGISTICS (0.3%)
     2,625   FedEx Corp.                                                                282
       575   Ryder System, Inc.                                                          25
     4,700   United Parcel Service, Inc. "B"                                            351
                                                                                  ---------
                                                                                        658
                                                                                  ---------
             AIRLINES (0.1%)
     6,150   Southwest Airlines Co.                                                     103
                                                                                  ---------
             ALUMINUM (0.1%)
     7,850   Alcoa, Inc.                                                                230
                                                                                  ---------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
     2,700   Coach, Inc.*                                                                97
     1,000   Liz Claiborne, Inc.                                                         36
       700   VF Corp.                                                                    38
                                                                                  ---------
                                                                                        171
                                                                                  ---------
             APPAREL RETAIL (0.1%)
     5,050   Gap, Inc.                                                                   94
     3,050   Limited Brands, Inc.                                                        72
     3,100   TJX Companies, Inc.                                                         76
                                                                                  ---------
                                                                                        242
                                                                                  ---------
             APPLICATION SOFTWARE (0.2%)
     5,350   Adobe Systems, Inc.                                                        207
     1,575   Citrix Systems, Inc.*                                                       51
     2,100   Compuware Corp.*                                                            17
     1,100   Intuit, Inc.*                                                               53
       970   Parametric Technology Corp.*                                                15
                                                                                  ---------
                                                                                        343
                                                                                  ---------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    1,525    Ameriprise Financial, Inc.                                           $      69
    6,700    Bank of New York Co., Inc.                                                 229
      100    Federated Investors, Inc. "B"                                                4
    3,100    Franklin Resources, Inc.                                                   318
    3,825    Mellon Financial Corp.                                                     138
    2,825    State Street Corp.                                                         177
      100    T. Rowe Price Group, Inc.                                                    8
                                                                                  ---------
                                                                                        943
                                                                                  ---------
             AUTO PARTS & EQUIPMENT (0.0%)(e)
      700    Johnson Controls, Inc.                                                      50
                                                                                  ---------
             AUTOMOBILE MANUFACTURERS (0.1%)
   16,825    Ford Motor Co.                                                             134
                                                                                  ---------
             AUTOMOTIVE RETAIL (0.0%)(e)
    1,500    AutoNation, Inc.*                                                           31
      600    AutoZone, Inc.*                                                             58
                                                                                  ---------
                                                                                         89
                                                                                  ---------
             BIOTECHNOLOGY (0.7%)
    9,700    Amgen, Inc.*                                                               732
    1,000    Applera Corp.-Applied Biosystems Group                                      28
    3,025    Biogen Idec, Inc.*                                                         143
      175    Chiron Corp.*                                                                8
      800    Genentech, Inc.*                                                            69
    1,300    Genzyme Corp.*                                                              90
    3,700    Gilead Sciences, Inc.*                                                     231
      800    MedImmune, Inc.*                                                            29
                                                                                  ---------
                                                                                      1,330
                                                                                  ---------
             BREWERS (0.2%)
    6,850    Anheuser-Busch Companies, Inc.                                             285
      500    Molson Coors Brewing Co. "B"                                                31
                                                                                  ---------
                                                                                        316
                                                                                   --------
             BROADCASTING & CABLE TV (0.3%)
    4,700    Clear Channel Communications, Inc.                                         133
   16,375    Comcast Corp. "A"*                                                         439
      750    EW Scripps Co. "A"                                                          36
    2,000    Univision Communications, Inc. "A"*                                         67
                                                                                  ---------
                                                                                        675
                                                                                  ---------
             BUILDING PRODUCTS (0.1%)
    1,600    American Standard Companies, Inc.                                           63
    3,875    Masco Corp.                                                                121
                                                                                  ---------
                                                                                        184
                                                                                  ---------
             CASINOS & GAMING (0.1%)
    1,300    Harrah's Entertainment, Inc.                                                94
    3,000    International Game Technology, Inc.                                        107
                                                                                  ---------
                                                                                        201
                                                                                  ---------
             COMMERCIAL PRINTING (0.0%)(e)
      300    R.R. Donnelley & Sons Co.                                                   10
                                                                                  ---------

             COMMUNICATIONS EQUIPMENT (1.4%)
    1,025    ADC Telecommunications, Inc.*                                               26
    1,400    Andrew Corp.*                                                               19

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===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
    3,100    Avaya, Inc.*                                                         $      34
    1,100    CIENA Corp.*                                                                 4
   49,725    Cisco Systems, Inc.*                                                     1,006
    1,100    Comverse Technology, Inc.*                                                  32
   13,300    Corning, Inc.*                                                             325
   13,600    JDS Uniphase Corp.*                                                         41
   12,400    Lucent Technologies, Inc.*                                                  35
   23,500    Motorola, Inc.                                                             503
   11,900    QUALCOMM, Inc.                                                             562
    4,000    Tellabs, Inc.*                                                              59
                                                                                  ---------
                                                                                      2,646
                                                                                  ---------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    3,000    Best Buy Co., Inc.                                                         161
    1,400    Circuit City Stores, Inc.                                                   34
                                                                                  ---------
                                                                                        195
                                                                                  ---------
             COMPUTER HARDWARE (1.2%)
    6,000    Apple Computer, Inc.*                                                      411
   15,100    Dell, Inc.*                                                                438
   21,200    Hewlett-Packard Co.                                                        696
    8,325    International Business Machines Corp.                                      668
    1,625    NCR Corp.*                                                                  65
   24,700    Sun Microsystems, Inc.*                                                    103
                                                                                  ---------
                                                                                      2,381
                                                                                  ---------
             COMPUTER STORAGE & PERIPHERALS (0.2%)
   18,100    EMC Corp.*                                                                 254
    1,050    Lexmark International, Inc. "A"*                                            50
    3,300    Network Appliance, Inc.*                                                   109
      725    QLogic Corp.*                                                               30
                                                                                  ---------
                                                                                        443
                                                                                  ---------
             CONSTRUCTION & ENGINEERING (0.0%)(e)
      625    Fluor Corp.                                                                 54
                                                                                  ---------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    5,175    Caterpillar, Inc.                                                          378
      425    Cummins, Inc.                                                               46
    2,150    Deere & Co.                                                                164
      500    Navistar International Corp., Inc.*                                         15
      100    PACCAR, Inc.                                                                 7
                                                                                  ---------
                                                                                        610
                                                                                  ---------
             CONSTRUCTION MATERIALS (0.0%)(e)
      900    Vulcan Materials Co.                                                        71
                                                                                  ---------
             CONSUMER ELECTRONICS (0.0%)(e)
      200    Harman International Industries, Inc.                                       22
                                                                                  ---------
             CONSUMER FINANCE (0.5%)
   10,900    American Express Co.                                                       587
    2,300    Capital One Financial Corp.                                                202
    3,700    SLM Corp.                                                                  209
                                                                                  ---------
                                                                                        998
                                                                                  ---------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    1,100    Affiliated Computer Services, Inc. "A"*                                     69
    5,100    Automatic Data Processing, Inc.                                            236

6

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===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
    1,600    Computer Sciences Corp.*                                             $      87
    1,250    Convergys Corp.*                                                            22
    4,575    Electronic Data Systems Corp.                                              122
    5,525    First Data Corp.                                                           249
    4,400    Paychex, Inc.                                                              176
    1,200    SABRE Holdings Corp. "A"                                                    29
                                                                                  ---------
                                                                                        990
                                                                                  ---------
             DEPARTMENT STORES (0.3%)
      700    Dillard's, Inc. "A"                                                         17
    2,425    Federated Department Stores, Inc.                                          172
    2,075    J.C. Penney Co., Inc.                                                      122
    3,000    Kohls Corp.*                                                               144
    1,200    Nordstrom, Inc.                                                             46
      500    Sears Holdings Corp.*                                                       60
                                                                                  ---------
                                                                                        561
                                                                                  ---------
             DISTILLERS & VINTNERS (0.0%)(e)
      200    Brown-Forman Corp. "B"                                                      14
    1,700    Constellation Brands, Inc. "A"*                                             45
                                                                                  ---------
                                                                                         59
                                                                                  ---------
             DISTRIBUTORS (0.0%)(e)
      450    Genuine Parts Co.                                                           20
                                                                                  ---------
             DIVERSIFIED BANKS (1.7%)
   32,900    Bank of America Corp.                                                    1,509
    1,400    Comerica, Inc.                                                              80
    9,800    U.S. Bancorp                                                               303
    8,825    Wachovia Corp.                                                             495
   14,600    Wells Fargo & Co.                                                          937
                                                                                  ---------
                                                                                      3,324
                                                                                  ---------
             DIVERSIFIED CHEMICALS (0.4%)
      800    Ashland, Inc.                                                               52
    6,775    Dow Chemical Co.                                                           291
    7,575    Du Pont (E.I.) De Nemours & Co.                                            305
      400    Eastman Chemical Co.                                                        20
    1,200    Engelhard Corp.                                                             48
    1,300    Hercules, Inc.*                                                             15
    1,500    PPG Industries, Inc.                                                        91
                                                                                  ---------
                                                                                        822
                                                                                  ---------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    9,000    Cendant Corp.                                                              150
      325    Cintas Corp.                                                                13
                                                                                  ---------
                                                                                        163
                                                                                  ---------
             DIVERSIFIED METALS & MINING (0.0%)(E)
      625    Phelps Dodge Corp.                                                          86
                                                                                  ---------
             DRUG RETAIL (0.3%)
    7,350    CVS Corp.                                                                  208
    6,350    Walgreen Co.                                                               285
                                                                                  ---------
                                                                                        493
                                                                                  ---------
             EDUCATIONAL SERVICES (0.0%)(E)
    1,300    Apollo Group, Inc. "A"*                                                     64
                                                                                  ---------

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                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.6%)
     900    Allegheny Energy, Inc.*                                               $      32
   3,500    American Electric Power Co., Inc.                                           128
   1,900    Cinergy Corp.                                                                84
     100    Edison International                                                          4
   1,850    Entergy Corp.                                                               134
   4,825    Exelon Corp.                                                                276
   2,925    FirstEnergy Corp.                                                           149
   3,450    FPL Group, Inc.                                                             145
   1,100    Pinnacle West Capital Corp.                                                  45
   3,375    PPL Corp.                                                                   107
   2,200    Progress Energy, Inc.                                                        98
      75    Southern Co.                                                                  3
                                                                                  ---------
                                                                                      1,205
                                                                                  ---------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     825    Cooper Industries Ltd. "A"                                                   69
   3,750    Emerson Electric Co.                                                        307
   1,575    Rockwell Automation, Inc.                                                   107
                                                                                  ---------
                                                                                        483
                                                                                  ---------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
   2,900    Agilent Technologies, Inc.*                                                 104
   2,225    Symbol Technologies, Inc.                                                    26
     750    Tektronix, Inc.                                                              23
                                                                                  ---------
                                                                                        153
                                                                                  ---------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
   1,550    Jabil Circuit, Inc.*                                                         59
   1,300    Molex, Inc.                                                                  41
   6,225    Solectron Corp.*                                                             23
                                                                                  ---------
                                                                                        123
                                                                                  ---------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
   1,950    Allied Waste Industries, Inc.*                                               21
   4,875    Waste Management, Inc.                                                      162
                                                                                  ---------
                                                                                        183
                                                                                  ---------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
   2,100    Monsanto Co.                                                                176
                                                                                  ---------

            FOOD DISTRIBUTORS (0.1%)
   4,900    Sysco Corp.                                                                 147
                                                                                  ---------
            FOOD RETAIL (0.2%)
   3,275    Albertson's, Inc.                                                            83
   6,300    Kroger Co.*                                                                 126
   3,950    Safeway, Inc.                                                                96
     400    SUPERVALU, Inc.                                                              13
                                                                                  ---------
                                                                                        318
                                                                                  ---------
            FOOTWEAR (0.1%)
   1,700    Nike, Inc. "B"                                                              148
                                                                                  ---------
            FOREST PRODUCTS (0.1%)
     900    Louisiana-Pacific Corp.                                                      25
   2,150    Weyerhaeuser Co.                                                            147
                                                                                  ---------
                                                                                        172
                                                                                  ---------

8

 P O R T F O L I O
===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            GAS UTILITIES (0.0%)(e)
     400    NICOR, Inc.                                                           $      17
     400    Peoples Energy Corp.                                                         15
                                                                                  ---------
                                                                                         32
                                                                                  ---------
            GENERAL MERCHANDISE STORES (0.2%)
   2,800    Dollar General Corp.                                                         49
   1,700    Family Dollar Stores, Inc.                                                   44
   4,100    Target Corp.                                                                223
                                                                                  ---------
                                                                                        316
                                                                                  ---------
            GOLD (0.1%)
   3,300    Newmont Mining Corp.                                                        175
                                                                                  ---------
            HEALTH CARE DISTRIBUTORS (0.2%)
   1,500    AmerisourceBergen Corp.                                                      69
   3,100    Cardinal Health, Inc.                                                       225
   1,000    McKesson Corp.                                                               54
   1,200    Patterson Companies, Inc.*                                                   43
                                                                                  ---------
                                                                                        391
                                                                                  ---------
            HEALTH CARE EQUIPMENT (1.0%)
   5,500    Baxter International, Inc.                                                  208
   1,850    Becton, Dickinson & Co.                                                     118
   2,225    Biomet, Inc.                                                                 81
   5,200    Boston Scientific Corp.*                                                    127
     600    C.R. Bard, Inc.                                                              39
   1,100    Fisher Scientific International, Inc.*                                       75
   2,950    Guidant Corp.                                                               227
   1,425    Hospira, Inc.*                                                               57
   7,825    Medtronic, Inc.                                                             422
   1,175    PerkinElmer, Inc.                                                            28
   5,000    St. Jude Medical, Inc.*                                                     228
   2,000    Stryker Corp.                                                                92
   1,450    Thermo Electron Corp.*                                                       50
   1,000    Waters Corp.*                                                                43
   1,900    Zimmer Holdings, Inc.*                                                      132
                                                                                  ---------
                                                                                      1,927
                                                                                  ---------
            HEALTH CARE FACILITIES (0.1%)
   2,200    Health Management Associates, Inc. "A"                                       47
     700    Manor Care, Inc.                                                             29
   4,100    Tenet Healthcare Corp.*                                                      32
                                                                                  ---------
                                                                                        108
                                                                                  ---------
            HEALTH CARE SERVICES (0.3%)
   4,500    Caremark Rx, Inc.*                                                          224
     600    Express Scripts, Inc.*                                                       52
   2,050    IMS Health, Inc.                                                             50
   1,175    Laboratory Corp. of America Holdings*                                        68
   1,600    Medco Health Solutions, Inc.*                                                89
   1,500    Quest Diagnostics, Inc.                                                      79
                                                                                  ---------
                                                                                        562
                                                                                  ---------
            HEALTH CARE SUPPLIES (0.0%)(e)
     500    Bausch & Lomb, Inc.                                                          35
                                                                                  ---------
            HOME FURNISHINGS (0.0%)(e)
   2,000    Leggett & Platt, Inc.                                                        47
                                                                                  ---------

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===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
----------------------------------------------------------------------------------------------
             HOME IMPROVEMENT RETAIL (0.6%)
   14,800    Home Depot, Inc.                                                     $     624
    6,800    Lowe's Companies, Inc.                                                     463
                                                                                  ---------
                                                                                      1,087
                                                                                  ---------
             HOMEBUILDING (0.1%)
      500    Centex Corp.                                                                34
    1,800    D.R. Horton, Inc.                                                           62
      925    Lennar Corp. "A"                                                            55
      700    Pulte Homes, Inc.                                                           27
                                                                                  ---------
                                                                                        178
                                                                                  ---------
             HOMEFURNISHING RETAIL (0.0%)(e)
    1,800    Bed Bath & Beyond, Inc.*                                                    65
                                                                                  ---------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,800    Carnival Corp.                                                             144
    2,925    Hilton Hotels Corp.                                                         71
    1,475    Marriott International, Inc. "A"                                           101
    1,400    Starwood Hotels & Resorts Worldwide, Inc. "B"                               89
                                                                                  ---------
                                                                                        405
                                                                                  ---------
             HOUSEHOLD APPLIANCES (0.1%)
      600    Black & Decker Corp.                                                        51
      700    Maytag Corp.                                                                12
      525    Snap-on Inc.                                                                20
      650    Stanley Works                                                               33
      500    Whirlpool Corp.                                                             45
                                                                                  ---------
                                                                                        161
                                                                                  ---------
             HOUSEHOLD PRODUCTS (1.1%)
    1,400    Clorox Co.                                                                  85
    3,000    Colgate-Palmolive Corp.                                                    164
    4,100    Kimberly-Clark Corp.                                                       243
   26,600    Procter & Gamble Co.                                                     1,594
                                                                                  ---------
                                                                                      2,086
                                                                                  ---------
             HOUSEWARES & SPECIALTIES (0.1%)
    1,250    Fortune Brands, Inc.                                                        97
    2,450    Newell Rubbermaid, Inc.                                                     61
                                                                                  ---------
                                                                                        158
                                                                                  ---------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)(E)
    1,100    Monster Worldwide, Inc.*                                                    54
                                                                                  ---------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    4,300    Costco Wholesale Corp.                                                     220
   18,200    Wal-Mart Stores, Inc.                                                      826
                                                                                  ---------
                                                                                      1,046
                                                                                  ---------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    5,200    AES Corp.*                                                                  90
    1,600    Constellation Energy Group, Inc.                                            94
    8,250    Duke Energy Corp.                                                          234
    1,500    Dynegy, Inc. "A"*                                                            8
      400    TXU Corp.                                                                   21
                                                                                  ---------
                                                                                        447
                                                                                  ---------
             INDUSTRIAL CONGLOMERATES (1.7%)
    5,425    3M Co.                                                                     399
   75,175    General Electric Co.                                                     2,471

10

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===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
      675    Textron, Inc.                                                        $      60
   15,000    Tyco International Ltd.                                                    387
                                                                                  ---------
                                                                                      3,317
                                                                                  ---------
             INDUSTRIAL GASES (0.1%)
    1,975    Air Products & Chemicals, Inc.                                             127
    2,800    Praxair, Inc.                                                              151
                                                                                  ---------
                                                                                        278
                                                                                  ---------
             INDUSTRIAL MACHINERY (0.3%)
    2,075    Danaher Corp.                                                              126
    1,800    Dover Corp.                                                                 86
    1,325    Eaton Corp.                                                                 92
    2,250    Ingersoll-Rand Co. Ltd. "A"                                                 92
      800    ITT Industries, Inc.                                                        42
    1,100    Pall Corp.                                                                  33
    1,000    Parker-Hannifin Corp.                                                       78
                                                                                  ---------
                                                                                        549
                                                                                  ---------
             INSURANCE BROKERS (0.0%)(e)
    2,100    Aon Corp.                                                                   83
                                                                                  ---------
             INTEGRATED OIL & GAS (2.5%)
      700    Amerada Hess Corp.                                                          97
   16,700    Chevron Corp.                                                              943
    9,650    ConocoPhillips                                                             588
   46,100    Exxon Mobil Corp.                                                        2,737
    3,250    Marathon Oil Corp.                                                         230
    3,575    Occidental Petroleum Corp.                                                 327
                                                                                  ---------
                                                                                      4,922
                                                                                  ---------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
   25,325    AT&T Inc.                                                                  699
   13,775    BellSouth Corp.                                                            435
    1,400    Centurytel, Inc.                                                            50
    2,900    Citizens Communications Co.                                                 39
   11,400    Qwest Communications International, Inc.*                                   72
   25,525    Verizon Communications, Inc.                                               860
                                                                                  ---------
                                                                                      2,155
                                                                                  ---------
             INTERNET RETAIL (0.1%)
    2,700    Amazon.com, Inc.*                                                          101
                                                                                  ---------
             INTERNET SOFTWARE & SERVICES (0.3%)
    8,400    eBay, Inc.*                                                                337
    2,200    VeriSign, Inc.*                                                             52
    4,600    Yahoo!, Inc.*                                                              147
                                                                                  ---------
                                                                                        536
                                                                                  ---------
             INVESTMENT BANKING & BROKERAGE (1.1%)
    1,100    Bear Stearns Companies, Inc.                                               148
    5,100    Charles Schwab Corp.                                                        83
    1,700    E*TRADE Financial Corp.*                                                    44
    4,000    Goldman Sachs Group, Inc.                                                  565
    1,800    Lehman Brothers Holdings, Inc.                                             263
    6,000    Merrill Lynch & Co., Inc.                                                  463
    7,900    Morgan Stanley                                                             471
      600    TD Ameritrade Holding Corp.                                                 13
                                                                                  ---------
                                                                                      2,050
                                                                                  ---------

 P O R T F O L I O
===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (0.0%)(e)
    1,300    Cognizant Technology Solutions Corp. "A"*                            $      75
    3,025    Unisys Corp.*                                                               20
                                                                                  ---------
                                                                                         95
                                                                                  ---------
             LEISURE PRODUCTS (0.1%)
      900    Brunswick Corp.                                                             35
      100    Hasbro, Inc.                                                                 2
    3,500    Mattel, Inc.                                                                59
                                                                                  ---------
                                                                                         96
                                                                                  ---------
             LIFE & HEALTH INSURANCE (0.7%)
    3,200    AFLAC, Inc.                                                                148
      700    Jefferson-Pilot Corp.                                                       42
      500    Lincoln National Corp.                                                      28
    5,400    MetLife, Inc.                                                              271
      700    Principal Financial Group, Inc.                                             34
   11,000    Prudential Financial, Inc.                                                 847
      925    Torchmark Corp.                                                             51
                                                                                  ---------
                                                                                      1,421
                                                                                  ---------
             MANAGED HEALTH CARE (0.7%)
    8,000    Aetna, Inc.                                                                408
      500    CIGNA Corp.                                                                 61
      100    Coventry Health Care, Inc.                                                   6
      600    Humana, Inc.*                                                               31
    8,800    UnitedHealth Group, Inc.                                                   513
    4,100    WellPoint, Inc.*                                                           315
                                                                                  ---------
                                                                                      1,334
                                                                                  ---------
             METAL & GLASS CONTAINERS (0.0%)(e)
      900    Ball Corp.                                                                  38
    1,500    Pactiv Corp.*                                                               35
                                                                                  ---------
                                                                                         73
                                                                                  ---------
             MOTORCYCLE MANUFACTURERS (0.1%)
    1,825    Harley-Davidson, Inc.                                                       96
                                                                                  ---------
             MOVIES & ENTERTAINMENT (0.8%)
      550    Live Nation Inc.*                                                           10
   21,950    News Corp. "A"                                                             358
   35,025    Time Warner, Inc.                                                          606
    2,275    Viacom Inc., "B"*                                                           91
   16,875    Walt Disney Co.                                                            472
                                                                                  ---------
                                                                                      1,537
                                                                                  ---------
             MULTI-LINE INSURANCE (0.7%)
   20,025    American International Group, Inc.                                       1,329
      100    Genworth Financial, Inc. "A"                                                 3
       75    Hartford Financial Services Group, Inc.                                      6
                                                                                  ---------
                                                                                      1,338
                                                                                  ---------
             MULTI-UTILITIES (0.5%)
    1,800    Ameren Corp.                                                                91
    1,900    CenterPoint Energy, Inc.                                                    25
    1,350    CMS Energy Corp.*                                                           19
    2,175    Consolidated Edison, Inc.                                                  100
    3,000    Dominion Resources, Inc. of Virginia                                       225
    1,900    DTE Energy Co.                                                              82
    1,800    Keyspan Corp.                                                               74

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
    2,400    NiSource, Inc.                                                       $      49
    2,200    PG&E Corp.                                                                  84
    1,400    Public Service Enterprise Group, Inc.                                       97
    1,900    Sempra Energy                                                               91
      600    Teco Energy, Inc.                                                           10
    2,900    Xcel Energy, Inc.                                                           54
                                                                                  ---------
                                                                                      1,001
                                                                                  ---------
             OFFICE ELECTRONICS (0.1%)
    6,600    Xerox Corp.*                                                                98
                                                                                  ---------
             OFFICE SERVICES & SUPPLIES (0.1%)
    1,000    Avery Dennison Corp.                                                        60
    2,025    Pitney Bowes, Inc.                                                          87
                                                                                  ---------
                                                                                        147
                                                                                  ---------
             OIL & GAS DRILLING (0.2%)
    1,200    Noble Corp.                                                                 89
    1,100    Rowan Companies, Inc.                                                       44
    2,900    Transocean, Inc.*                                                          215
                                                                                  ---------
                                                                                        348
                                                                                  ---------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
    3,000    Baker Hughes, Inc.                                                         204
    3,500    Halliburton Co.                                                            238
    1,100    National-Oilwell Varco, Inc.*                                               67
    4,200    Schlumberger Ltd.                                                          483
    3,000    Weatherford International Ltd.*                                            129
                                                                                  ---------
                                                                                      1,121
                                                                                  ---------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    2,100    Anadarko Petroleum Corp.                                                   208
    2,650    Apache Corp.                                                               177
    2,600    Burlington Resources, Inc.                                                 235
    3,000    Devon Energy Corp.                                                         176
    1,025    Kerr-McGee Corp.                                                           100
    3,200    XTO Energy, Inc.                                                           134
                                                                                  ---------
                                                                                      1,030
                                                                                  ---------
             OIL & GAS REFINING & MARKETING (0.1%)
    4,475    Valero Energy Corp.                                                        241
                                                                                  ---------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    5,875    El Paso Corp.                                                               77
      675    Kinder Morgan, Inc.                                                         62
    3,800    Williams Companies, Inc.                                                    82
                                                                                  ---------
                                                                                        221
                                                                                  ---------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   35,600    Citigroup, Inc.                                                          1,651
   30,600    J.P. Morgan Chase & Co.                                                  1,259
                                                                                  ---------
                                                                                      2,910
                                                                                  ---------
             PACKAGED FOODS & MEAT (0.4%)
    1,700    Campbell Soup Co.                                                           53
    3,225    ConAgra Foods, Inc.                                                         68
    3,150    General Mills, Inc.                                                        155
    2,925    H.J. Heinz Co.                                                             111

 P O R T F O L I O
===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
    1,100    Kellogg Co.                                                          $      49
    1,200    McCormick & Co., Inc.                                                       39
    6,650    Sara Lee Corp.                                                             117
    2,200    Tyson Foods, Inc. "A"                                                       30
    1,600    Wm. Wrigley Jr. Co.                                                        102
                                                                                  ---------
                                                                                        724
                                                                                  ---------
             PAPER PACKAGING (0.0%)(E)
      725    Sealed Air Corp.                                                            41
      700    Temple-Inland, Inc.                                                         30
                                                                                  ---------
                                                                                         71
                                                                                  ---------
             PAPER PRODUCTS (0.1%)
    3,600    International Paper Co.                                                    118
      125    MeadWestVaco Corp.                                                           3
                                                                                  ---------
                                                                                        121
                                                                                  ---------
             PERSONAL PRODUCTS (0.1%)
      800    Alberto-Culver Co. "B"                                                      37
    4,175    Avon Products, Inc.                                                        120
    1,100    Estee Lauder Companies, Inc. "A"                                            41
                                                                                  ---------
                                                                                        198
                                                                                  ---------
             PHARMACEUTICALS (2.8%)
   12,500    Abbott Laboratories                                                        552
      900    Allergan, Inc.                                                              97
      100    Barr Pharmaceuticals, Inc.*                                                  7
   15,500    Bristol-Myers Squibb Co.                                                   358
    8,500    Eli Lilly & Co.                                                            473
    3,000    Forest Laboratories, Inc.*                                                 138
   17,275    Johnson & Johnson, Inc.                                                    996
    2,150    King Pharmaceuticals, Inc.*                                                 35
   19,375    Merck & Co., Inc.                                                          675
      800    Mylan Laboratories, Inc.                                                    18
   54,200    Pfizer, Inc.                                                             1,420
    7,400    Schering-Plough Corp.                                                      137
      900    Watson Pharmaceuticals, Inc.*                                               27
   10,000    Wyeth                                                                      498
                                                                                  ---------
                                                                                      5,431
                                                                                  ---------
             PHOTOGRAPHIC PRODUCTS (0.0%)(E)
    2,500    Eastman Kodak Co.                                                           70
                                                                                  ---------
             PROPERTY & CASUALTY INSURANCE (0.5%)
    1,775    ACE Ltd.                                                                    99
    5,675    Allstate Corp.                                                             311
      900    Ambac Financial Group, Inc.                                                 68
    1,775    Chubb Corp.                                                                170
    1,550    Cincinnati Financial Corp.                                                  69
    1,200    MBIA, Inc.                                                                  70
    1,200    Progressive Corp.                                                          129
      800    Safeco Corp.                                                                41
    1,550    XL Capital Ltd. "A"                                                        105
                                                                                  ---------
                                                                                      1,062
                                                                                  ---------
             PUBLISHING (0.3%)
      525    Dow Jones & Co., Inc.                                                       21
    2,200    Gannett Co., Inc.                                                          137

14

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===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
    1,000    Getty Images, Inc.*                                                  $      81
      800    Knight-Ridder, Inc.                                                         48
    3,250    McGraw-Hill Companies, Inc.                                                173
      500    Meredith Corp.                                                              28
    1,500    New York Times Co. "A"                                                      42
    2,300    Tribune Co.                                                                 70
                                                                                  ---------
                                                                                        600
                                                                                  ---------
             RAILROADS (0.3%)
    2,300    Burlington Northern Santa Fe Corp.                                         181
    1,925    CSX Corp.                                                                  106
    3,225    Norfolk Southern Corp.                                                     165
    2,325    Union Pacific Corp.                                                        206
                                                                                  ---------
                                                                                        658
                                                                                  ---------
             REAL ESTATE INVESTMENT TRUSTS (0.4%)
    1,100    Apartment Investment and Management Co. "A"                                 49
    1,875    Archstone-Smith Trust                                                       89
    1,600    Equity Office Properties Trust                                              50
    2,475    Equity Residential Properties Trust                                        112
    2,175    ProLogis                                                                   114
      725    Public Storage, Inc.                                                        57
    1,650    Simon Property Group, Inc.                                                 137
    1,050    Vornado Realty Trust                                                        93
                                                                                  ---------
                                                                                        701
                                                                                  ---------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)(E)
      700    CB Richard Ellis Group, Inc. "A"*                                           48
                                                                                  ---------
             REGIONAL BANKS (0.8%)
    3,100    AmSouth Bancorp                                                             86
    3,700    BB&T Corp.                                                                 146
    1,100    Compass Bancshares, Inc.                                                    55
    4,900    Fifth Third Bancorp                                                        190
    1,400    First Horizon National Corp.                                                55
    3,725    KeyCorp                                                                    139
      700    M&T Bank Corp.                                                              79
    5,325    National City Corp.                                                        185
    4,200    North Fork Bancorp., Inc.                                                  107
    2,600    PNC Financial Services Group, Inc.                                         183
    3,000    Regions Financial Corp.                                                    104
    2,000    SunTrust Banks, Inc.                                                       145
    2,775    Synovus Financial Corp.                                                     79
      925    Zions Bancorp                                                               76
                                                                                  ---------
                                                                                      1,629
                                                                                  ---------
             RESTAURANTS (0.4%)
      625    Darden Restaurants, Inc.                                                    26
    8,500    McDonald's Corp.                                                           297
   10,100    Starbucks Corp.*                                                           367
      300    Wendy's International, Inc.                                                 17
    2,500    Yum! Brands, Inc.                                                          119
                                                                                  ---------
                                                                                        826
                                                                                  ---------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   14,425    Applied Materials, Inc.                                                    265
    3,600    Freescale Semiconductor, Inc. "B"*                                          97

 P O R T F O L I O
===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
    1,700    KLA-Tencor Corp.                                                     $      89
    1,400    Novellus Systems, Inc.*                                                     37
    1,700    Teradyne, Inc.*                                                             29
                                                                                  ---------
                                                                                        517
                                                                                  ---------
             SEMICONDUCTORS (1.1%)
    3,600    Advanced Micro Devices, Inc.*                                              139
    3,625    Altera Corp.*                                                               73
    3,000    Analog Devices, Inc.                                                       114
    2,650    Applied Micro Circuits Corp.*                                               10
    3,863    Broadcom Corp. "A"*                                                        174
   42,000    Intel Corp.                                                                865
      100    Linear Technology Corp.                                                      4
    2,200    LSI Logic Corp.*                                                            21
    2,925    Maxim Integrated Products, Inc.                                            114
    5,400    Micron Technology, Inc.*                                                    84
    3,050    National Semiconductor Corp.                                                85
    1,250    NVIDIA Corp.*                                                               59
    1,700    PMC-Sierra, Inc.*                                                           17
    9,300    Texas Instruments, Inc.                                                    278
    3,100    Xilinx, Inc.                                                                85
                                                                                  ---------
                                                                                      2,122
                                                                                  ---------
             SOFT DRINKS (0.8%)
   13,400    Coca-Cola Co.                                                              562
    2,825    Coca-Cola Enterprises, Inc.                                                 56
   14,525    PepsiCo, Inc.                                                              859
                                                                                  ---------
                                                                                      1,477
                                                                                  ---------
             SPECIALIZED FINANCE (0.1%)
      200    Chicago Mercantile Exchange Holdings, Inc.                                  85
    1,200    CIT Group, Inc.                                                             65
    1,600    Moody's Corp.                                                              107
                                                                                  ---------
                                                                                        257
                                                                                  ---------
             SPECIALTY CHEMICALS (0.1%)
    1,650    Ecolab, Inc.                                                                60
      900    International Flavors & Fragrances, Inc.                                    31
    1,275    Rohm & Haas Co.                                                             63
      600    Sigma-Aldrich Corp.                                                         39
                                                                                  ---------
                                                                                        193
                                                                                  ---------
             SPECIALTY STORES (0.1%)
    1,900    Office Depot, Inc.*                                                         68
      600    OfficeMax, Inc.                                                             17
    2,000    Staples, Inc.                                                               49
    1,075    Tiffany & Co.                                                               40
                                                                                  ---------
                                                                                        174
                                                                                  ---------
             STEEL (0.1%)
      750    Allegheny Technologies, Inc.                                                38
    1,125    Nucor Corp.                                                                 97
      600    United States Steel Corp.                                                   32
                                                                                  ---------
                                                                                        167
                                                                                  ---------
             SYSTEMS SOFTWARE (1.3%)
    1,925    BMC Software, Inc.*                                                         42
    4,175    CA, Inc.                                                                   114
   67,400    Microsoft Corp.                                                          1,813

16

 P O R T F O L I O
===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                     MARKET
  NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                                 (000)
-------------------------------------------------------------------------------------------
    2,400    Novell, Inc.*                                                        $      23
   29,157    Oracle Corp.*                                                              362
    9,125    Symantec Corp.*                                                            154
                                                                                  ---------
                                                                                      2,508
                                                                                  ---------
             THRIFTS & MORTGAGE FINANCE (0.8%)
    3,200    Countrywide Financial Corp.                                                110
    8,700    Fannie Mae                                                                 476
    6,050    Freddie Mac                                                                408
    2,200    Golden West Financial Corp.                                                156
      900    MGIC Investment Corp.                                                       58
    8,600    Washington Mutual, Inc.                                                    367
                                                                                  ---------
                                                                                      1,575
                                                                                  ---------
             TIRES & RUBBER (0.0%)(E)
      700    Cooper Tire & Rubber Co.                                                    10
                                                                                  ---------
             TOBACCO (0.6%)
   13,700    Altria Group, Inc.                                                         985
      700    Reynolds American, Inc.                                                     74
    1,800    UST, Inc.                                                                   70
                                                                                  ---------
                                                                                      1,129
                                                                                  ---------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)(E)
      675    W.W. Grainger, Inc.                                                         50
                                                                                  ---------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,300    Alltel Corp.                                                               145
   19,000    Sprint Nextel Corp.                                                        457
                                                                                  ---------
                                                                                        602
                                                                                  ---------
             Total blue chip stocks (cost: $79,512)                                  84,518
                                                                                  ---------

             TOTAL INVESTMENTS (COST: $181,455)                                   $ 193,467
                                                                                  =========

                                                                              17
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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis
               (such as U.S. market movements)are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

18

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2006, were $12,749,000 and $737,000, respectively, resulting in net unrealized appreciation of $12,012,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $195,031,000 at February 28, 2006, and, in total, may not equal 100%.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO     General Obligation
         IDA    Industrial Development Authority/Agency
         ISD    Independent School District
         MLO    Municipal Lease Obligation
         PRE    Prerefunded to a date prior to maturity
         PCRB   Pollution Control Revenue Bond
         RB     Revenue Bond
         SFH    Single-Family Housing
         USD    Unified School District

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.
         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., ACA Financial Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (d) Rate represents the money market fund annualized seven-day yield at February 28, 2006.

         (e) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding February 28, 2006.

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

               TRUSTEES       Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48472-0406                                 (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.